INCOME TAXES - Narrative (Details) - Vimeo Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Tax credit carryforwards	$ 8.8
Tax credit carryforwards related to research and development	6.8
Valuation Allowance [Abstract]
Increase in valuation allowance	15.9
Valuation allowance at end of period	51.7
Income Taxes Paid, Net [Abstract]
Unrecognized tax benefits, income tax penalties and interest accrued	1.9	$ 1.5
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	(0.4)
Federal Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	130.9
Net operating loss carryforwards subject to expiration within 20 years	27.0
Net operating loss carryforwards not subject to expiration	103.9
Net operating loss carryforwards without restrictions	117.3
State Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	70.1
Net operating loss carryforwards without restrictions	57.2
Foreign Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards not subject to expiration	0.2
Tax credit carryforwards	$ 2.0